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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-8934

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                           ING STRATEGIC ALLOCATION
                               PORTFOLIOS, INC.
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

(Name and address of agent for service)             With copies to:

        Theresa K. Kelety, Esq.                 Philip H. Newman, Esq.
         ING Investments, LLC                    Goodwin Procter, LLP
7337 E. Doubletree Ranch Road, Suite 100            Exchange Place
         Scottsdale, AZ 85258                       53 State Street
                                                   Boston, MA 02109

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

          Date of fiscal year end: December 31

          Date of reporting period: July 1, 2010 - June 30, 2011

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08934
Reporting Period: 07/01/2010 - 06/30/2011
ING Strategic Allocation Portfolios, Inc.


=============== ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO ================


ING INVESTORS TRUST (ING Clarion Global Real Estate Portfolio)
Ticker:       IRGIX              Security ID:   44982P625
Meeting Date: JUN 14, 2011       Meeting Type:  Special
Record Date:  MAR 18, 2011

                                            Vote Cast
                                Mgt    ---------------------------
#     Proposal                  Rec    For       Against   Abstain   Sponsor
1     Approve Sub-Advisory      For    90.635%   3.547%    5.818%    Management
      Agreement




================== ING STRATEGIC ALLOCATION GROWTH PORTFOLIO ===================


ING INVESTORS TRUST (ING Clarion Global Real Estate Portfolio)
Ticker:       IRGIX              Security ID:   44982P625
Meeting Date: JUN 14, 2011       Meeting Type:  Special
Record Date:  MAR 18, 2011

                                            Vote Cast
                                Mgt    ---------------------------
#     Proposal                  Rec    For       Against   Abstain   Sponsor
1     Approve Sub-Advisory      For    90.635%   3.547%    5.818%    Management
      Agreement




================= ING STRATEGIC ALLOCATION MODERATE PORTFOLIO ==================


ING INVESTORS TRUST (ING Clarion Global Real Estate Portfolio)
Ticker:       IRGIX              Security ID:   44982P625
Meeting Date: JUN 14, 2011       Meeting Type:  Special
Record Date:  MAR 18, 2011

                                            Vote Cast
                                Mgt    ---------------------------
#     Proposal                  Rec    For       Against   Abstain   Sponsor
1     Approve Sub-Advisory      For    90.635%   3.547%    5.818%    Management
      Agreement



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING STRATEGIC ALLOCATION
PORTFOLIOS, INC.

By:    /s/ Shaun P. Mathews
       -------------------------
       Shaun P. Mathews
       President and Chief
       Executive Officer

Date:  August 26, 2011